UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6610

DREYFUS CALIFORNIA INTERMEDIATE MUNICIPAL BOND FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	3/31

Date of reporting period:	6/30/06

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus California Intermediate Municipal Bond Fund
June 30, 2006 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.1%	Rate (%)	Date	Amount ($)	Value ($)

California--86.0%
ABAG Finance Authority for
Nonprofit Corporations, COP
(Episcopal Homes Foundation)	5.25	7/1/10	3,500,000	3,578,050
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (San Diego Hospital
Association)	5.38	3/1/21	4,000,000	4,151,560
Alameda Corridor Transportation
Authority, Revenue (Insured;
MBIA)	5.13	10/1/16	2,000,000	2,090,440
Alameda County,
COP (Insured; MBIA)	5.38	12/1/12	2,000,000	2,151,800
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	5.00	4/1/11	2,000,000	2,095,820
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	5.00	4/1/12	1,000,000	1,053,500
Burbank,
Wastewater Treatment Revenue
(Insured; AMBAC)	5.00	6/1/18	895,000	931,462
Burbank,
Wastewater Treatment Revenue
(Insured; AMBAC)	5.00	6/1/19	945,000	980,296
California,
Economic Recovery Bonds	5.25	7/1/14	2,000,000	2,153,440
California,
Economic Recovery Bonds
(Insured; MBIA)	5.00	7/1/12	1,750,000	1,846,863
California,
GO	5.00	8/1/22	2,000,000	2,061,040
California,
GO (Various Purpose)	5.00	6/1/11	2,000,000	2,090,000
California,
GO (Various Purpose)	5.13	11/1/11	5,000,000	5,268,100
California,
GO (Various Purpose)	5.00	6/1/16	2,000,000	2,101,680
California,
GO (Veterans)	5.35	12/1/16	2,000,000	2,057,860
California Department of Water
Resources, Power Supply
Revenue (Insured; FGIC)	5.13	5/1/12	2,000,000 a	2,145,020
California Department of Water
Resources, Water System

Revenue (Central Valley
Project)	5.50	12/1/11	225,000 a	242,939
California Department of Water
Resources, Water System
Revenue (Central Valley
Project)	5.50	12/1/15	1,275,000	1,366,800
California Department of Water
Resources, Water System
Revenue (Central Valley
Project) (Insured; FGIC)	5.50	12/1/15	2,000,000	2,211,460
California Health Facilities
Financing Authority, Revenue
(Cedars-Sinai Medical Center)	5.00	11/15/19	2,000,000	2,052,300
California Health Facilities
Financing Authority, Revenue
(Health Facility-Adventist
Health Systems)	5.00	3/1/17	870,000	889,384
California Health Facilities
Financing Authority, Revenue
(Health Facility-Adventist
Health Systems)	5.00	3/1/18	1,000,000	1,018,830
California Health Facilities
Financing Authority, Revenue
(Stanford Hospital and Clinics)	5.00	11/15/17	2,000,000	2,052,980
California Infrastructure and
Economic Development Bank, Bay
Area Toll Bridges Seismic
Retrofit Revenue (First Lien)
(Insured; FSA)	5.25	7/1/13	2,000,000 a	2,159,620
California Pollution Control
Financing Authority, PCR (San
Diego Gas and Electric Co.)
(Insured; MBIA)	5.90	6/1/14	2,000,000	2,228,400
California Public Works Board,
LR (Department of Health
Services-Richmond Lab)
(Insured; XLCA)	5.00	11/1/19	1,680,000	1,742,714
California Public Works Board,
LR (Department of Health
Services-Richmond Lab)
(Insured; XLCA)	5.00	11/1/20	1,275,000	1,318,656
California Public Works Board,
LR (Department of Mental
Health-Coalinga)	5.50	6/1/18	2,500,000	2,689,900
California Public Works Board,
LR (University of California
Research Projects) (Insured;
MBIA)	5.25	11/1/17	1,000,000	1,072,120
California Statewide Communities
Development Authority,
Apartment Development Revenue
(Irvine Apartment Communities)	5.05	5/15/08	5,000,000	5,052,950

California Statewide Communities
Development Authority, MFHR
(Equity Residential/Skylark
Apartments)	5.20	6/15/09	2,000,000	2,046,460
California Statewide Communities
Development Authority, PCR
(Southern California Edison
Co.) (Insured; XLCA)	4.10	4/1/13	4,000,000	4,002,120
California Statewide Communities
Development Authority, Revenue
(California Endowment)	5.25	7/1/20	2,280,000	2,413,448
California Statewide Communities
Development Authority, Revenue
(Huntington Memorial Hospital)	5.00	7/1/17	3,000,000	3,099,930
California Statewide Communities
Development Authority,
Revenue, COP (Huntington
Memorial Hospital) (Insured;
Connie Lee)	5.50	7/1/06	2,000,000 a	2,040,080
Capistrano Unified School
District, Community Facilities
District Special Tax (Insured;
FGIC)	5.00	9/1/19	3,545,000	3,697,045
Carson Redevelopment Agency
(Area Number 1-Tax Allocation)
(Insured; MBIA)	5.50	10/1/13	1,000,000	1,089,620
Cathedral City, Cove Improvement
District Number 2004-02,
Limited Obligation Improvement	5.00	9/2/21	1,040,000	1,040,291
Central California Joint Powers
Health Financing Authority,
COP (Community Hospitals of
Central California)	6.00	2/1/20	1,000,000	1,040,520
Contra Costa County,
MFHR (Pleasant Hill BART
Transit Village Apartments
Project)	3.95	12/20/07	2,500,000	2,494,525
Corona Redevelopment Agency,
Tax Allocation (Merged
Downtown Amended) (Insured;
FGIC)	5.00	9/1/16	1,000,000	1,049,980
Eastern Municipal Water District,
Water and Sewer Revenue, COP
(Insured; FGIC)	5.38	7/1/17	2,000,000	2,108,280
El Monte City School District,
GO (Insured; FGIC)	5.00	5/1/17	1,900,000	2,001,384
El Segundo Unified School District
(Insured; FGIC)	5.25	9/1/17	1,145,000	1,223,261
Elsinore Valley Municipal Water
District, COP (Insured; FGIC)	5.38	7/1/15	1,000,000	1,087,720
Escondido Unified School District
(Insured; FSA)	5.25	8/1/16	1,795,000	1,912,285

Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue	7.05	1/1/10	2,000,000	2,209,580
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue (Insured; MBIA)	5.25	1/15/12	4,550,000	4,787,738
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue (Insured; MBIA)	5.13	1/15/19	2,000,000	2,083,160
Fountain Valley School District,
COP (Insured; AMBAC)	2.50	11/1/06	2,000,000	1,987,720
Golden State Tobacco
Securitization Corp., Enhanced
Tobacco Settlement
Asset-Backed Bonds	5.75	6/1/08	3,500,000 a	3,622,325
Golden State Tobacco
Securitization Corp., Enhanced
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/19	2,420,000	2,461,672
Hartnell Community College
District (Insured; MBIA)	5.25	8/1/16	1,880,000	2,020,850
Imperial Redevelopment Agency,
Subordinate Tax Allocation
Revenue (Imperial
Redevelopment Project)	4.50	12/1/11	2,000,000	1,974,880
Lincoln Special Tax,
Community Facilities District
No. 2003	5.65	9/1/19	1,250,000	1,293,925
Los Angeles Community College
District (Insured; MBIA)	5.50	8/1/11	1,845,000 a	1,984,519
Los Angeles County Metropolitan
Transportation Authority,
Sales Tax Revenue (Insured;
FGIC)	5.00	7/1/17	1,450,000	1,502,186
Los Angeles County Public Works
Financing Authority, LR
(Master Refunding Project)
(Insured; MBIA)	5.00	12/1/08	2,000,000	2,056,080
Los Angeles Unified School
District (Insured; FGIC)	5.00	7/1/19	2,000,000	2,090,680
Los Angeles Unified School
District (Insured; MBIA)	5.50	7/1/12	2,850,000	3,088,004
Los Angeles Unified School
District (Insured; MBIA)	5.25	7/1/14	1,000,000	1,071,590
Los Angeles Unified School
District (Insured; MBIA)	5.75	7/1/15	3,000,000	3,363,510
Metropolitan Water District of
Southern California,
Waterworks Revenue	5.25	3/1/11	3,000,000 a	3,209,250
Midpeninsula Regional Open Space
District Financing Authority,
Revenue (Insured; AMBAC)	0.00	9/1/15	2,825,000	1,870,065

Milpitas Redevelopment Agency, Tax
Allocation (Redevelopment
Project Area Number 1)
(Insured; MBIA)	5.25	9/1/17	2,000,000	2,117,040
Milpitas Redevelopment Agency, Tax
Allocation (Redevelopment
Project Area Number 1)
(Insured; MBIA)	5.25	9/1/18	1,000,000	1,055,810
Modesto Irrigation District,
COP (Capital Improvements)
(Insured; FSA)	5.25	7/1/16	1,370,000	1,453,145
North Orange County Community
College District (Insured;
MBIA)	5.00	8/1/19	1,000,000	1,045,640
Orange County Community Facilities
District, Special Tax (Number
03-1 Ladera Ranch)	5.25	8/15/19	1,100,000	1,134,529
Orange County Community Facilities
District, Special Tax (Number
03-1 Ladera Ranch)	5.30	8/15/20	1,450,000	1,496,313
Orange County Community Facilities
District, Special Tax (Number
04-1 Ladera Ranch)	4.88	8/15/21	2,355,000	2,315,295
Port of Oakland,
Revenue (Insured; MBIA)	5.00	11/1/13	1,000,000	1,039,810
Poway Unified School District
Community Facilities District
Number 14, Improvement Area A
Special Tax (Del Sur)	5.00	9/1/19	1,015,000	1,012,503
Poway Unified School District
Community Facilities District
Number 14, Special Tax (Del
Sur)	4.90	9/1/18	1,790,000	1,770,972
Rancho Water District
(Insured; FSA)	5.50	8/1/08	1,670,000	1,727,548
Riverside County Public Financing
Authority, Tax Allocation
Revenue (Redevelopment
Projects) (Insured; XLCA)	5.25	10/1/18	1,275,000	1,347,879
Riverside Improvement Board, Act
1915 (Canyon Springs
Assessment)	4.00	9/2/10	1,230,000	1,208,844
Riverside Improvement Board, Act
1915 (Canyon Springs
Assessment)	4.25	9/2/11	1,000,000	989,660
Sacramento City Unified School
District (Election of 1999)
(Insured; FSA)	5.25	7/1/20	2,435,000	2,577,521
Sacramento County,
Special Tax (Community
Facilities District Number 1)	5.20	12/1/07	1,110,000	1,121,244
Sacramento County,

Special Tax (Community
Facilities District Number 1)	5.40	12/1/09	1,220,000	1,250,317
Sacramento County Sanitation
District Financing Authority,
Revenue	5.50	12/1/14	4,000,000	4,288,080
San Diego County,
COP (Burnham Institute for
Medical Research)	5.70	9/1/09	3,700,000 a	3,906,904
San Diego County,
COP (Burnham Institute for
Medical Research)	5.00	9/1/12	1,260,000	1,304,239
San Diego Housing Authority,
MFHR (Island Village
Apartments) (Collateralized;
FHLMC)	5.10	7/1/12	1,025,000	1,059,655
San Diego Unified School District
(Election of 1998) (Insured;
FSA)	5.25	7/1/16	1,465,000	1,567,067
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue
(Insured; FSA)	5.00	11/1/18	2,000,000	2,105,480
San Francisco City and County
Redevelopment Agency,
Community Facilities District
Number 6 (Mission Bay South
Public Improvements)	0.00	8/1/18	445,000	230,568
San Francisco City and County
Redevelopment Agency,
Community Facilities District
Number 6 (Mission Bay South
Public Improvements)	0.00	8/1/21	500,000	215,585
San Mateo County Community College
District (Election of 2001)
(Insured; MBIA)	5.00	9/1/20	2,000,000	2,081,940
San Mateo Redevelopment Agency
(Tax Allocation)	5.10	8/1/14	1,835,000	1,895,096
San Mateo Union High School
District (Insured; FSA)	5.00	9/1/21	2,545,000	2,637,205
Santa Clara Unified School
District	5.50	7/1/16	1,870,000	1,996,636
South Orange County Public
Financing Authority, Special
Tax Revenue (Foothill Area)
(Insured; FGIC)	5.25	8/15/17	2,000,000	2,136,100
South Placer Wastewater Authority,
Wastewater Revenue (Insured;
FGIC)	5.50	11/1/10	1,000,000 a	1,074,650
Southeast Resource Recovery
Facility Authority, LR
(Insured; AMBAC)	4.00	12/1/07	1,000,000	1,003,470
Southeast Resource Recovery

Facility Authority, LR
(Insured; AMBAC)	5.25	12/1/17	1,000,000	1,059,770
Sunnyvale,
Solid Waste Revenue (Insured;
AMBAC)	5.50	10/1/15	1,695,000	1,794,581
Truckee-Donner Public Utility
District, COP (Insured; ACA)	4.50	1/1/08	1,500,000	1,509,855
Truckee-Donner Public Utility
District, COP (Insured; ACA)	4.50	1/1/09	1,685,000	1,697,890
U.S. Related--12.1%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	1,000,000 a	1,067,380
Childrens's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	3,000,000 a	3,202,140
Guam,
LOR (Section 30) (Insured; FSA)	5.50	12/1/10	3,000,000	3,195,150
Puerto Rico Commonwealth,
Public Improvement	5.00	7/1/08	2,500,000	2,529,175
Puerto Rico Commonwealth,
Public Improvement (Insured;
MBIA)	5.75	7/1/08	2,000,000	2,072,380
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FSA)	5.75	7/1/10	2,000,000 a	2,151,880
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; MBIA)	5.00	7/1/22	2,745,000	2,852,879
Puerto Rico Highway and
Transportation Authority,
Highway Revenue (Insured; FSA)	6.25	7/1/16	3,000,000	3,503,430
Puerto Rico Industrial Tourist
Educational, Medical and
Environmental Control
Facilities Financing
Authority, Industrial Revenue
(Guaynabo Warehouse)	4.35	7/1/06	1,170,000	1,170,000
Puerto Rico Public Buildings
Authority, Government Facility
Revenue	5.50	7/1/16	1,500,000	1,597,980
Puerto Rico Public Finance Corp.
(Commonwealth Appropriation)
(Insured; AMBAC)	5.25	2/1/12	1,500,000	1,589,520
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	5.63	10/1/10	1,695,000	1,738,646
Virgin Islands Water and Power
Authority, Electric Systems
(Insured; Radian)	5.13	7/1/11	1,000,000	1,028,440
Total Investments (cost $222,205,938)			98.1%	223,808,508

Cash and Receivables (Net)	1.9%	4,296,565
Net Assets	100.0%	228,105,073

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency

SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS CALIFORNIA INTERMEDIATE MUNICIPAL BOND FUND

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	August 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	August 17, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	August 17, 2006

EXHIBIT INDEX

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)